SIGNIFICANT ACCOUNTING POLICIES - DAC AND VOBA (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2013
DAC [Abstract]
VOBA amortization period maximum (in years)	50 years
Mean (RTM) assumption (as a percent)		7.00%	9.00%
Average gross short-term and long-term annual return estimate (as a percent)	7.00%
Average net short-term and long-term annual return estimate (as a percent)	5.63%
Gross maximum short-term annual rate of return limitations (as a percent)	15.00%
Net maximum short-term annual rate of return limitations (as a percent)	13.63%
Gross minimum short-term annual rate of return limitations (as a percent)	0.00%
Net minimum short-term annual rate of return limitations (as a percent)	(1.37%)
Term of rate limitations (in years)	5 years